Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Non-current	$ 955,856	$ 1,042,704
Current	139,362	115,367
Total Borrowings	1,095,218	1,158,071	$ 1,333,237
Bank and financial borrowings
Borrowings
Non-current	281,644	250,150
Current	21,689	32,769
Total Borrowings	303,300	282,900
Notes
Borrowings
Non-current	674,212	778,218
Current	100,595	81,845
Total Borrowings	774,800	860,100
Other
Borrowings
Non-current		14,336
Current	$ 17,078	$ 753